PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	December 31,	June 30,
	2024	2025
Cost:
Buildings	791	791
Leasehold improvements	11,187	11,189
Furniture, fixtures and equipment	2,363	2,515
Motor vehicles	2	3
	14,343	14,498
Less: Accumulated depreciation	8,769	9,186
	5,574	5,312
Construction in progress	108	212
Property and equipment, net	5,682	5,524

Depreciation expense was RMB610 and RMB564 for the six months ended June 30, 2024 and 2025, respectively.